UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED
ENTERPRISES MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2013

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC. March 28, 2013

Investments	Yield	Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 74.51%

Federal Home Loan Bank	0.09%	5/3/2013	$10,000	$9,999,244
Federal Home Loan Bank	0.09%	6/26/2013	11,500	11,497,500
Federal Home Loan Bank	0.10%	4/3/2013	12,000	11,999,933
Federal Home Loan Bank	0.10%	5/10/2013	11,600	11,598,806
Federal Home Loan Bank	0.10%	5/15/2013	10,000	9,998,778
Federal Home Loan Bank	0.10%	6/12/2013	6,000	5,998,800
Federal Home Loan Bank	0.11%	6/7/2013	6,000	5,998,828
Federal Home Loan Bank	0.12%	8/2/2013	14,000	13,994,499
Federal Home Loan Bank	0.13%	4/26/2013	20,000	19,998,194
Federal Home Loan Bank	0.14%	5/15/2013	6,000	5,999,010
Federal Home Loan Bank	0.14%	6/3/2013	2,000	1,999,510
Federal Home Loan Bank	0.14%	6/7/2013	1,800	1,799,531
Federal Home Loan Bank	0.14%	6/28/2013	16,000	15,994,524
Federal Home Loan Bank	0.14%	8/23/2013	6,500	6,496,490
Federal Home Loan Bank	0.16%	4/3/2013	9,000	8,999,922
Federal Home Loan Bank	0.16%	5/17/2013	6,000	5,998,773
Federal Home Loan Bank	0.16%	5/24/2013	12,000	11,997,173
Federal Home Loan Bank	0.16%	5/29/2013	12,000	11,997,003
Federal Home Loan Bank	0.16%	6/7/2013	6,300	6,298,124
Federal Home Loan Bank	0.17%	4/10/2013	3,000	2,999,873
Federal Home Loan Bank	0.17%	5/3/2013	27,000	26,996,040
Federal Home Loan Bank	0.17%	5/10/2013	2,300	2,299,589
Federal Home Loan Bank	0.17%	5/17/2013	9,700	9,697,955
Federal Home Loan Mortgage Corp.	0.08%	4/22/2013	6,000	5,999,713
Federal Home Loan Mortgage Corp.	0.09%	5/6/2013	7,000	6,999,422
Federal Home Loan Mortgage Corp.	0.10%	4/23/2013	15,000	14,999,083
Federal Home Loan Mortgage Corp.	0.11%	5/13/2013	7,000	6,999,143
Federal Home Loan Mortgage Corp.	0.13%	6/3/2013	20,000	19,995,450
Federal Home Loan Mortgage Corp.	0.13%	9/16/2013	12,000	11,993,000
Federal Home Loan Mortgage Corp.	0.14%	5/13/2013	4,000	3,999,347
Federal Home Loan Mortgage Corp.	0.14%	5/28/2013	2,500	2,499,458
Federal Home Loan Mortgage Corp.	0.14%	6/24/2013	24,000	23,992,440
Federal Home Loan Mortgage Corp.	0.14%	8/19/2013	12,000	11,993,467
Federal Home Loan Mortgage Corp.	0.15%	8/26/2013	6,000	5,996,448
Federal National Mortgage Assoc.	0.08%	4/24/2013	6,000	5,999,693
Federal National Mortgage Assoc.	0.12%	7/3/2013	7,000	6,997,794
Federal National Mortgage Assoc.	0.12%	7/10/2013	5,000	4,998,333
Federal National Mortgage Assoc.	0.12%	7/24/2013	9,000	8,996,723
Federal National Mortgage Assoc.	0.13%	6/26/2013	15,000	14,995,342
Federal National Mortgage Assoc.	0.13%	8/7/2013	13,000	12,994,222
Federal National Mortgage Assoc.	0.14%	5/29/2013	6,000	5,998,695
Federal National Mortgage Assoc.	0.14%	6/26/2013	12,000	11,996,044
Federal National Mortgage Assoc.	0.16%	4/3/2013	6,000	5,999,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC. March 28, 2013

Investments	Yield	Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES SECURITIES (continued)

Federal National Mortgage Assoc.	0.17%	5/15/2013	$6,000	$5,998,790

Total Government Sponsored Enterprises Securities (cost $421,100,653)				421,100,653

U.S. TREASURY OBLIGATION 3.19%

U.S. Treasury Note (cost $18,011,301)	1.75%	4/15/2013	18,000	18,011,301

SHORT-TERM INVESTMENTS 10.57%

Repurchase Agreements

Repurchase Agreement dated 3/28/2013, 0.08% due 4/1/2013 with Bank of America Corp. collateralized by $7,914,000 of U.S. Treasury Note at 1.50% due 6/30/2016; value: $8,223,305; proceeds: $8,032,071			8,032	8,032,000
Repurchase Agreement dated 3/28/2013, 0.01% due 4/1/2013 with Fixed Income Clearing Corp. collateralized by $1,750,000 of Federal Home Loan Bank at 0.30% due 11/15/2013; value: $1,752,188; proceeds: $1,717,357			1,717	1,717,355
Repurchase Agreement dated 3/28/2013, 0.13% due 4/1/2013 with J.P. Morgan Chase & Co. collateralized by $50,890,000 of Federal Home Loan Mortgage Corp. at 0.375% due 8/28/2014; value: $51,010,800; proceeds: $50,000,722			50,000	50,000,000

Total Repurchase Agreements (cost $59,749,355)				59,749,355

Total Investments in Securities 88.27% (cost $498,861,309)*				498,861,309

Cash and Other Assets in Excess of Liabilities 11.73%				66,293,306

Net Assets 100.00%				$565,154,615

*	Cost for Federal income tax purposes is $498,861,309. Weighted average maturity of investments: 53 days.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high-quality, short-term, liquid securities. These securities are commonly known as money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund values securities utilizing the amortized cost method, which approximates fair value. Under the amortized cost method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates fair value due to the short duration of the issue.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)

Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 - unadjusted quoted prices in active markets for identical investments;

	•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(concluded)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at fair value:

Investment Type	Level 1	Level 2	Level 3	Total

Government Sponsored Enterprises Securities	$—	$421,100,653	$—	$421,100,653
U.S. Treasury Note	—	18,011,301	—	18,011,301
Repurchase Agreements	—	59,749,355	—	59,749,355

Total	$—	$498,861,309	$—	$498,861,309

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

	By:	/s/ Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: May 20, 2013

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: May 20, 2013

	By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 20, 2013